Fees Summary	Aug. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 87,827,356.23
Total Fee Amount	12,128.95
Total Offset Amount	0.00
Net Fee	$ 12,128.95
Offering Table N/A
Offset Table N/A	N/A